PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of personnel expenses

	R$ thousands
	Year ended December 31
	2025	2024	2023
Salaries	(12,834,443)	(11,094,886)	(10,319,187)
Benefits	(5,035,853)	(5,519,234)	(5,270,848)
Social security charges	(4,377,868)	(3,938,917)	(3,738,015)
Employee profit sharing	(2,074,010)	(1,585,405)	(1,384,381)
Training	(119,888)	(138,868)	(102,027)
Total	(24,442,062)	(22,277,310)	(20,814,458)